Filed Pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act No. 811-07168

Hennessy Cornerstone Growth Fund
Hennessy Focus Fund
Hennessy Cornerstone Mid Cap 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Total Return Fund
Hennessy Equity and Income Fund
Hennessy Balanced Fund
Hennessy Energy Transition Fund
Hennessy Midstream Fund
Hennessy Gas Utility Fund
Hennessy Japan Fund
Hennessy Japan Small Cap Fund
Hennessy Large Cap Financial Fund
Hennessy Small Cap Financial Fund
Hennessy Technology Fund

October 15, 2024

Supplement to the Statutory Prospectus dated February 28, 2024

The following sentence is inserted as the third paragraph in the “Additional Investment Information” section of the prospectus:

No Fund will purchase or hold any securities issued by CBIZ, Inc. due to auditor independence requirements.

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Please Read Carefully and Keep for Future Reference